Financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments (Details) [Line Items]
Concentration of credit risk percentage	10.00%	10.00%
Additions of impairment loss allowance	$ 3,840	$ 2,477
Additions of impairment loss allowance, net	1,982	(491)
Impairment losses related to related parties	$ 909	$ 195
Percentage of increase and decrease in the U.S. dollar	10.00%
Change in exchange rates, percenatage	10.00%
Interest at a variable rate	$ 121,170
Interest at available rate percentage	40.46%	35.81%
Bears interest (in shares)		102,799,000
Interest rate spread	1.00%
Decreased profit before tax	$ 1,212	$ 1,028
Profit before tax, percentage	1.00%
Trade and other payables	$ 190,137	139,155
Cost
Financial Instruments (Details) [Line Items]
Trade and other payables	$ 93,063	$ 90,560
Bottom of range
Financial Instruments (Details) [Line Items]
Receivable concentration	5.00%